Note 3 - Regulated Operations (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule of Regulatory Assets [Table Text Block]
In millions	2013	2012
Regulatory assets
Recoverable regulatory infrastructure program costs	$48	$47
Recoverable ERC	45	38
Recoverable pension and retiree welfare benefit costs	9	19
Other	60	41
Total regulatory assets - current	162	145
Recoverable ERC	433	438
Recoverable pension and retiree welfare benefit costs	99	196
Recoverable regulatory infrastructure program costs	87	167
Long-term debt fair value adjustment	82	90
Other	36	53
Total regulatory assets - long-term	737	944
Total regulatory assets	$899	$1,089
Regulatory liabilities
Accrued natural gas costs	$92	$93
Bad debt over collection	41	37
Accumulated removal costs	27	16
Other	23	15
Total regulatory liabilities - current	183	161
Accumulated removal costs	1,445	1,393
Regulatory income tax liability	27	27
Unamortized investment tax credit	26	29
Bad debt over collection	17	17
Other	3	11
Total regulatory liabilities - long-term	1,518	1,477
Total regulatory liabilities	$1,701	$1,638

Environmental Exit Costs by Cost [Table Text Block]
In millions	# of sites	Probabilistic model cost estimates (2)	Engineering estimates (2)	Amount recorded	Expected costs over next 12 months	Cost recovery period (years)
Illinois (1)	24	$209 - $458	$42	$251	$38	As incurred	(3)
New Jersey	6	139 - 233	6	145	18	7	(3)
Georgia and Florida	13	28 - 112	8	40	7	5
North Carolina	1	n/a	11	11	7	No recovery
Total	44	$376 - $803	$67	$447	$70

Schedule of Valuation Allowance for Impairment of Recognized Servicing Assets [Table Text Block]
	Bad debt	Total	Amount refunded in		Amount to be refunded in
In millions	experience	refund	2012	2013	2014	2015
2013	$21	$42	$-	$-	$25	$17
2012	23	40	-	24	16	-
2011	31	32	19	13	-	-